Leases (Tables)	12 Months Ended
Dec. 31, 2019
Lease Disclosure [Abstract]
Summary of Detailed Information About Right Of Use Assets And Lease Liabilities Explanatory

Leased right-of-use assets	Land and buildings € m	Plant and machinery € m	Other € m	Total € m
At 31 December 2019
Cost	1,205	453	67	1,725
Accumulated depreciation	(119)	(116)	(20)	(255)
Net carrying amount	1,086	337	47	1,470

At 1 January 2019, net carrying amount	-	-	-	-
Effect of adopting IFRS 16	1,478	424	60	1,962
Translation adjustment	27	12	-	39
Transfer from/(to) owned assets	5	(17)	-	(12)
Additions at cost	47	87	28	162
Arising on acquisition (note 32)	63	3	-	66
Disposals at net carrying amount	(384)	(47)	(15)	(446)
Adjustment as a result of remeasurement of lease liability	22	8	3	33
Depreciation charge for year (i)	(172)	(133)	(29)	(334)
At 31 December 2019, net carrying amount	1,086	337	47	1,470

Lease liabilities
At 1 January 2019	-	-	-	-
Effect of adopting IFRS 16	1,493	425	59	1,977
Translation adjustment	29	10	-	39
Addition of right-of-use assets	47	87	28	162
Arising on acquisition (note 32)	63	1	-	64
Disposals	(386)	(46)	(15)	(447)
Remeasurements	22	8	3	33
Payments	(198)	(157)	(31)	(386)
Discount unwinding (ii)	55	12	2	69
At 31 December 2019	1,125	340	46	1,511

(i)	The depreciation charge for the year includes € 63 million relating to discontinued operations.

(ii)	Includes € 7 million relating to discontinued operations.

Summary of Detailed Information About Maturity Analysis Of Lease Liability
The table below shows a maturity analysis of the discounted and undiscounted lease liability arising from the Group’s leasing activities. The projections are based on the foreign exchange rates applying at the end of the relevant financial year and on interest rates (discounted projections only) applicable to the lease portfolio.

	As at 31 December 2019
	Discounted € m	Undiscounted € m
Within one year	271	275
Between one and two years	219	231
Between two and three years	174	193
Between three and four years	136	158
Between four and five years	112	135
After five years	599	1,046
Total	1,511	2,038

Summary of Lease Costs and Disclosures in Income Statement
The Group avails of the exemption from capitalising lease costs for short-term leases and low-value
assets where the relevant criteria are met. Variable lease payments directly linked to sales or usage are also expensed as incurred. The following lease costs have been charged to the Consolidated Income Statement as incurred:

Continuing operations	2019 € m
Short-term leases	171
Lease of low-value assets	7
Variable lease payments not included in the lease liability	90
Total	268

Total cash outflow for lease payments	654

Summary of Detailed Information About Maturity Analysis Of Lease Payments
The potential undiscounted future cash outflows arising from the exercise of renewal options that are not expected to be exercised (and are therefore not included in the lease term) are as follows:

As at 31 December 2019 € m
Within one year	2
Between one and two years	3
Between two and three years	4
Between three and four years	6
Between four and five years	7
After five years	483
Total	505

Summary of Operating Lease Rentals
Operating lease rentals charged to the Consolidated Income Statement for the years ended 31 December 2018 and 31 December 2017 under IAS 17 were as follows:

	2018 € m	2017 € m
Continuing operations
Hire of plant and machinery	308	279
Land and buildings	174	188
Other operating leases	51	46
Total	533	513

Summary of Commitments under Operating Leases
Lease commitments were provided for up to the earliest break clause in the lease.

As at 31 December 2018 € m
Within one year	353
After one year but not more than five years	769
More than five years	789
Total	1,911